Equity (Summary of Changes in AOCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	$ (7,525)	$ (8,334)	$ (7,619)
Other comprehensive (loss) income, net - Foreign Currency Translation	620	(1,089)	(1,502)
Amounts reclassified, pretax - Foreign Currency Translation	10	0	(42)
Tax reclassified - Foreign Currency Translation	0	0
Other comprehensive (loss) income before reclassifications, net - Pension	(78)	247
Amounts reclassified, pretax - Pension	529	535	867
Tax reclassified - Pension	214	198
Other comprehensive (loss) income before reclassifications, net - AFS Securities	3	119
Amounts reclassified, pretax - AFS Securities	566	94	54
Tax reclassified - AFS Securities	215	35
Other comprehensive (loss) income before reclassifications, net - Unrealized Hedging (Losses) Gains	264	54
Amounts reclassified, pretax - Unrealized Hedging (Losses) Gains	39	(171)	(234)
Tax reclassified - Unrealized Hedging (Losses) Gains	9	(48)
Other comprehensive (loss) income before reclassifications, net	885	(1,116)
Amounts reclassified, pretax	86	(612)
Tax reclassified	10	(211)
Accumulated Foreign Currency Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(2,950)	(3,480)	(2,438)
Accumulated Defined Benefit Plans Adjustment Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	(4,652)	(5,045)	(5,135)
Accumulated Net Investment Gain (Loss) Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	5	353	293
Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Net of Tax	72	(162)	$ (339)
Parent [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Other comprehensive (loss) income, net - Foreign Currency Translation	540	$ (1,042)
Sale of investments in Watsco, Inc. [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Amounts reclassified, pretax - AFS Securities	$ 500